The prospectus containing information for the American Express New Solutions Variable Annuity(SM) filed electronically in Registrant's 497 filing filed on or about June 20, 2000 is incorporated by reference.

                      STATEMENT OF ADDITIONAL INFORMATION

                                       for

               AMERICAN EXPRESS NEW SOLUTIONS VARIABLE ANNUITY SM

                  American Enterprise Variable Annuity Account

                                   May 1, 2000

                           Revised as of July 21, 2000

American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN  55474
1-800-333-3437

                                TABLE OF CONTENTS

Performance Information......................................p. 3

Calculating Annuity Payouts..................................p. 13

Rating Agencies..............................................p. 15

Principal Underwriter........................................p. 15

Independent Auditors.........................................p. 15

Financial Statements

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                              P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. Currently, we do not show any performance information for the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance on historical earnings, past performance does not guarantee future results.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Qualified
Annuities Without Withdrawal For Periods Ending Dec. 31, 1999

                                                           Performance Since Commencement of the Fund*
                                                                                              Since
Subaccount   Investing In:                               1 Year      5 Years    10 Years  Commencement
----------   -------------                               ------      -------    --------  ------------
             AXPSM Variable Portfolio -
UCMG1           Cash Management Fund (10/81)**            3.62%       4.00%      3.79%          5.46%
UFIF1           Federal Income Fund (9/99)                 --           --         --            0.16
UMGD1           Managed Fund (4/86)                       13.63       16.98      12.34          11.70
UNDM1           New Dimensions Fund(R)(5/96)              30.62         --         --           25.02
USPF1           S&P 500 Index Fund (--/--)***              --           --         --             --
USCA1           Small Cap Advantage Fund (9/99)            --           --         --           12.32
             AIM V.I.
UCAP1           Capital Appreciation Fund (5/93)          43.12       24.27        --           21.04
UDDT1           Dent Demographic Trends Fund (12/99)       --           --         --           -0.11
UVAL1           Value Fund (5/93)                         28.56       25.90        --           21.77
             Alliance VP
UGIP1           Growth & Income Portfolio (Class B)       10.04       22.57        --           14.23
                (1/91)
UPRG1           Premier Growth Portfolio (Class B)        30.77       34.57        --           24.98
                (6/92)
UTEC1           Technology Portfolio (Class B) (1/96)     73.89         --         --           34.48
             Evergreen VA
UEGL1           Global Leaders Fund (3/97)                23.41         --         --           17.23
UEGI1           Growth and Income Fund (3/96)             17.32         --         --           18.40
UEMS1           Masters Fund (1/99)                        --           --         --           26.34
UEOM1           Omega Fund (3/97)                         45.70         --         --           26.46
UESC1           Small Cap Value Fund (5/98)               10.89         --         --            4.11
UESI1           Strategic Income Fund (3/97)              0.56          --         --            3.43
             Fidelity VIP
UMDC1           III Mid Cap Portfolio (Service            47.39         --         --           51.43
                Class) (12/98)
UCOF1           Contrafund(R)Portfolio (Service            22.84        --         --           26.35
                Class) (1/95)
UHIP1           High Income Portfolio (Service            6.93         9.67       9.96           5.08
                Class) (9/85)
             Franklin Templeton VIP Trust
USMC1           Franklin Small Cap Fund - Class 2        104.07         --         --           30.45
                (10/95)****
UMSS1           Mutual Shares Securities Fund -           12.38         --         --            9.67
                Class 2 (11/96)****
UDMS1           Templeton Developing Markets              51.68         --         --           -6.47
                Securities Fund - Class 2 (3/96)+
UINT1           Templeton International Securities        21.94       15.80        --           14.03
                Fund - Class 2 (5/92)+
             MFS(R) VIT
UGRS1           Growth Series - Service Class (5/99)       --           --         --           38.51
UNDS1           New Discovery Series - Service Class      68.55         --         --           37.79
                (4/98)
UTRS1           Total Return Series - Service Class       1.99          --         --           14.19
                (1/95)
             Putnam Variable Trust
UGIN1           Putnam VT Growth and Income Fund -        0.32        18.62      13.02          14.17
                Class IB Shares (2/88)++
UINO1           Putnam VT International New              100.72         --         --           50.14
                Opportunities Fund - Class IB Shares
                (4/98)++
UVIS1           Putnam VT Vista Fund - Class IB           51.10         --         --           29.69
                Shares (1/97)++

* Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
**   (Commencement date of the Fund)
***  Had not commenced operations as of Dec. 31, 1999.
**** Class 2 shares were issued  Jan.  6, 1999.  Prior to Jan. 6, 1999,  Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
+ Prior to May 1, 2000, the Templeton International Securities Fund was called the Templeton International Fund and the Templeton Developing Markets Securities Fund was called the Templeton Developing Markets Fund. Class 2 shares were issued May 1, 1997. Prior to May 1, 1997, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
++ Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Qualified
Annuities With Withdrawal For Periods Ending Dec. 31, 1999

                                                           Performance Since Commencement of the Fund*
                                                                                              Since
Subaccount   Investing In:                               1 Year      5 Years    10 Years  Commencement
----------   -------------                               ------      -------    --------  ------------
             AXPSM Variable Portfolio -
UCMG1           Cash Management Fund (10/81)**           -3.87%       2.96%      3.79%          5.46%
UFIF1           Federal Income Fund (9/99)                 --           --         --           -7.05
UMGD1           Managed Fund (4/86)                       5.63        16.33      12.34          11.70
UNDM1           New Dimensions Fund(R)(5/96)              22.62         --         --           23.96
USPF1           S&P 500 Index Fund (--/--)***              --           --         --             --
USCA1           Small Cap Advantage Fund (9/99)            --           --         --            4.32
             AIM V.I.
UCAP1           Capital Appreciation Fund (5/93)          35.12       23.76        --           20.88
UDDT1           Dent Demographic Trends Fund (12/99)       --           --         --           -7.31
UVAL1           Value Fund (5/93)                         20.56       25.41        --           21.62
             Alliance VP
UGIP1           Growth & Income Portfolio (Class B)       2.04        22.04        --           14.23
                (1/91)
UPRG1           Premier Growth Portfolio (Class B)        22.77       34.21        --           24.98
                (6/92)
UTEC1           Technology Portfolio (Class B) (1/96)     65.89         --         --           33.75
             Evergreen VA
UEGL1           Global Leaders Fund (3/97)                15.41         --         --           15.35
UEGI1           Growth and Income Fund (3/96)             9.32          --         --           17.25
UEMS1           Masters Fund (1/99)                        --           --         --           18.34
UEOM1           Omega Fund (3/97)                         37.70         --         --           24.82
UESC1           Small Cap Value Fund (5/98)               2.89          --         --           -0.47
UESI1           Strategic Income Fund (3/97)              -6.69         --         --            1.06
             Fidelity VIP
UMDC1           III Mid Cap Portfolio (Service            39.39         --         --           43.52
                Class) (12/98)
UCOF1           Contrafund(R)Portfolio (Service           14.84         --         --           25.88
                Class) (1/95)
UHIP1           High Income Portfolio (Service            -0.82        8.83       9.96           5.08
                Class) (9/85)
             Franklin Templeton VIP Trust
USMC1           Franklin Small Cap Fund - Class 2         96.07         --         --           29.83
                (10/95)****
UMSS1           Mutual Shares Securities Fund -           4.38          --         --            7.82
                Class 2 (11/96)****
UDMS1           Templeton Developing Markets              43.68         --         --           -8.11
                Securities Fund - Class 2 (3/96)+
UINT1           Templeton International Securities        13.94       15.12        --           14.03
                Fund - Class 2 (5/92)+
             MFS(R) VIT
UGRS1           Growth Series - Service Class (5/99)       --           --         --           30.51
UNDS1           New Discovery Series - Service Class      60.55         --         --           33.91
                (4/98)
UTRS1           Total Return Series - Service Class       -5.37         --         --           13.47
                (1/95)
             Putnam Variable Trust
UGIN1           Putnam VT Growth and Income Fund -        -6.91       18.01      13.02          14.17
                Class IB Shares (2/88)++
UINO1           Putnam VT International New               92.72         --         --           46.47
                Opportunities Fund - Class IB Shares
                (4/98)++
UVIS1           Putnam VT Vista Fund - Class IB           43.10         --         --           28.28
                Shares (1/97)++

* Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in the above total returns.
**   (Commencement date of the Fund)
***  Had not commenced operations as of Dec. 31, 1999.
**** Class 2 shares were issued  Jan.  6, 1999.  Prior to Jan. 6, 1999,  Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
+ Prior to May 1, 2000, the Templeton International Securities Fund was called the Templeton International Fund and the Templeton Developing Markets Securities Fund was called the Templeton Developing Markets Fund. Class 2 shares were issued May 1, 1997. Prior to May 1, 1997, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
++ Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Qualified
Annuities  Without  Withdrawal  and Selection of the Maximum  Anniversary  Value
Death Benefit and  Guaranteed  Minimum  Income Benefit Riders For Periods Ending
Dec. 31, 1999

                                                           Performance Since Commencement of the Fund*
                                                                                             Since
Subaccount   Investing In:                               1 Year      5 Years    10 Years  Commencement
----------   -------------                               ------      -------    --------  ------------
             AXPSM Variable Portfolio -
UCMG2           Cash Management Fund (10/81)**            3.22%       3.60%        3.39%         5.06%
UFIF2           Federal Income Fund (9/99)                 --           --         --           -0.17
UMGD2           Managed Fund (4/86)                       13.22       16.56      11.93          11.28
UNDM2           New Dimensions Fund(R)(5/96)              30.19         --         --           24.60
USPF2           S&P 500 Index Fund (--/--)***              --           --         --             --
USCA2           Small Cap Advantage Fund (9/99)            --           --         --           11.99
             AIM V.I.
UCAP2           Capital Appreciation Fund (5/93)          42.67       24.15      23.85          20.92
UDDT2           Dent Demographic Trends Fund (12/99)       --           --         --           -0.42
UVAL2           Value Fund (5/93)                         28.13       25.47        --           21.34
             Alliance VP
UGIP2           Growth & Income Portfolio (Class B)       9.63        22.15        --           13.82
                (1/91)
UPRG2           Premier Growth Portfolio (Class B)        30.34       34.14        --           24.55
                (6/92)
UTEC2           Technology Portfolio (Class B) (1/96)     73.42         --         --           34.05
             Evergreen VA
UEGL2           Global Leaders Fund (3/97)                22.98         --         --           16.81
UEGI2           Growth and Income Fund (3/96)             16.90         --         --           17.98
UEMS2           Masters Fund (1/99)                        --           --         --           25.92
UEOM2           Omega Fund (3/97)                         45.26         --         --           26.03
UESC2           Small Cap Value Fund (5/98)               10.48         --         --            3.71
UESI2           Strategic Income Fund (3/97)              0.16          --         --            3.02
             Fidelity VIP
UMDC2           III Mid Cap Portfolio (Service            46.95         --         --           50.98
                Class) (12/98)
UCOF2           Contrafund(R)Portfolio (Service           22.42         --         --           25.93
                Class) (1/95)
UHIP2           High Income Portfolio (Service            6.53         9.26       9.55           4.67
                Class) (9/85)
             Franklin Templeton VIP Trust
USMC2           Franklin Small Cap Fund - Class 2        103.57         --         --           30.02
                (10/95)****
UMSS2           Mutual Shares Securities Fund -           11.97         --         --            9.26
                Class 2 (11/96)****
UDMS2           Templeton Developing Markets              51.23         --         --           -6.86
                Securities Fund - Class 2 (3/96)+
UINT2           Templeton International Securities        21.52       15.38        --           13.61
                Fund - Class 2 (5/92)+
             MFS(R) VIT
UGRS2           Growth Series - Service Class (5/99)       --           --         --           38.12
UNDS2           New Discovery Series - Service Class      68.08         --         --           37.36
                (4/98)
UTRS2           Total Return Series - Service Class       1.59          --         --           13.77
                (1/95)
             Putnam Variable Trust
UGIN2           Putnam VT Growth and Income Fund -        -0.08       18.20      12.61          13.75
                Class IB Shares (2/88)++
UINO2           Putnam VT International New              100.22         --         --           49.69
                Opportunities Fund - Class IB Shares
                (4/98)++
UVIS2           Putnam VT Vista Fund - Class IB           50.65         --         --           29.26
                Shares (1/97)++

* Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
**   (Commencement date of the Fund)
***  Had not commenced operations as of Dec. 31, 1999.
**** Class 2 shares were issued  Jan.  6, 1999.  Prior to Jan. 6, 1999,  Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
+ Prior to May 1, 2000, the Templeton International Securities Fund was called the Templeton International Fund and the Templeton Developing Markets Securities Fund was called the Templeton Developing Markets Fund. Class 2 shares were issued May 1, 1997. Prior to May 1, 1997, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
++ Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return  (Without  Purchase  Payment  Credits) For Qualified
Annuities With Withdrawal and Selection of the Maximum  Anniversary  Value Death
Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec.
31, 1999

                                                           Performance Since Commencement of the Fund*
                                                                                              Since
Subaccount   Investing In:                               1 Year      5 Years    10 Years   Commencement
----------   -------------                               ------      -------    --------  --------------
             AXPSM Variable Portfolio -
UCMG2           Cash Management Fund (10/81)**           -4.24%       2.47%      3.39%          5.04%
UFIF2           Federal Income Fund (9/99)                 --           --         --           -7.66
UMGD2           Managed Fund (4/86)                       5.22        15.83      11.93          11.26
UNDM2           New Dimensions Fund(R)(5/96)              22.19         --         --           23.42
USPF2           S&P 500 Index Fund (--/--)***              --           --         --             --
USCA2           Small Cap Advantage Fund (9/99)            --           --         --            3.65
             AIM V.I.
UCAP2           Capital Appreciation Fund (5/93)          34.67       23.26        --           20.40
UDDT2           Dent Demographic Trends Fund (12/99)       --           --         --           -7.88
UVAL2           Value Fund (5/93)                         20.13       24.90        --           21.14
             Alliance VP
UGIP2           Growth & Income Portfolio (Class B)       1.66        21.53        --           13.78
                (1/91)
UPRG2           Premier Growth Portfolio (Class B)        22.34       33.69        --           24.50
                (6/92)
UTEC2           Technology Portfolio (Class B) (1/96)     65.42         --         --           33.20
             Evergreen VA
UEGL2           Global Leaders Fund (3/97)                14.98         --         --           14.79
UEGI2           Growth and Income Fund (3/96)             8.90          --         --           16.73
UEMS2           Masters Fund (1/99)                        --           --         --           17.55
UEOM2           Omega Fund (3/97)                         37.26         --         --           24.25
UESC2           Small Cap Value Fund (5/98)               2.48          --         --           -1.05
UESI2           Strategic Income Fund (3/97)              -7.06         --         --            0.56
             Fidelity VIP
UMDC2           III Mid Cap Portfolio (Service            38.95         --         --           42.62
                Class) (12/98)
UCOF2           Contrafund(R)Portfolio (Service           14.42         --         --           25.37
                Class) (1/95)
UHIP2           High Income Portfolio (Service            -1.20        8.34       9.55           4.65
                Class) (9/85)
             Franklin Templeton VIP Trust
USMC2           Franklin Small Cap Fund - Class 2         95.57         --         --           29.29
                (10/95)****
UMSS2           Mutual Shares Securities Fund -           3.97          --         --            7.29
                Class 2 (11/96)****
UDMS2           Templeton Developing Markets              43.23         --         --           -8.58
                Securities Fund - Class 2 (3/96)+
UINT2           Templeton International Securities        13.52       14.63        --           13.57
                Fund - Class 2 (5/92)+
             MFS(R) VIT
UGRS2           Growth Series - Service Class (5/99)       --           --         --           29.70
UNDS2           New Discovery Series - Service Class      60.08         --         --           33.21
                (4/98)
UTRS2           Total Return Series - Service Class       -5.74         --         --           12.98
                (1/95)
             Putnam Variable Trust
UGIN2           Putnam VT Growth and Income Fund -        -7.27       17.51      12.61          13.73
                Class IB Shares (2/88)++
UINO2           Putnam VT International New               92.22         --         --           45.74
                Opportunities Fund - Class IB Shares
                (4/98)++
UVIS2           Putnam VT Vista Fund - Class IB           42.65         --         --           27.71
                Shares (1/97)++

* Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in the above total returns.
**   (Commencement date of the Fund)
***  Had not commenced operations as of Dec. 31, 1999.
**** Class 2 shares were issued  Jan.  6, 1999.  Prior to Jan. 6, 1999,  Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
+ Prior to May 1, 2000, the Templeton International Securities Fund was called the Templeton International Fund and the Templeton Developing Markets Securities Fund was called the Templeton Developing Markets Fund. Class 2 shares were issued May 1, 1997. Prior to May 1, 1997, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
++ Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return (Without  Purchase Payment Credits) For Nonqualified
Annuities Without Withdrawal For Periods Ending Dec. 31, 1999

                                                           Performance Since
                                                          Commencement of the  Performance Since Commencement of the Fund*
                                                              Subaccount
                                                         1      Since                                       Since
Subaccount   Investing In:                              Year    Commencement   1 Year   5 Years  10 Years   Commencement
----------   -------------                             -----    ------------   ------   -------  --------   ------------
             AXPSM Variable Portfolio -
PCMG1           Cash Management Fund (11/99; 10/81)**      --%      0.52%       3.43%     3.76%     3.54%       5.20%
UFIF3           Federal Income Fund (--/--; 9/99)          --         --          --       --        --          0.08
PMGD1           Managed Fund (11/99; 4/86)                 --        7.04       13.35     16.68     12.06       11.42
PNDM1           New Dimensions Fund(R)(11/99; 5/96)        --       13.87       30.29      --        --         24.71
USPF2           S&P 500 Index Fund (--/--;--/--)***        --         --          --       --        --           --
PSCA1           Small Cap Advantage Fund (11/99; 9/99)     --        8.48         --       --        --         11.71
             AIM V.I.
PCAP1           Capital Appreciation Fund (11/99; 5/93)    --       21.74       42.80     23.97      --         20.74
UDDT3           Dent Demographic Trends Fund (--/--;       --         --          --       --        --         -0.12
                12/99)
PVAL1           Value Fund (11/99; 5/93)                   --       10.10       28.26     25.59      --         21.46
             Alliance VP
UGIP3           Growth & Income Portfolio (Class B)        --         --         9.77     22.27      --         13.95
                (--/--; 1/91)
UPRG3           Premier Growth Portfolio (Class B)         --         --        30.44     34.24      --         24.66
                (--/--; 6/92)
UTEC3           Technology Portfolio (Class B) (--/--;     --         --        73.46      --        --         34.15
                1/96)
             Evergreen VA
UEGL3           Global Leaders Fund (--/--; 3/97)          --         --        23.10      --        --         16.94
UEGI3           Growth and Income Fund (--/--; 3/96)       --         --        17.02      --        --         18.10
UEMS3           Masters Fund (--/--; 1/99)                 --         --          --       --        --         26.05
UEOM3           Omega Fund (--/--; 3/97)                   --         --        45.34      --        --         26.14
UESC3           Small Cap Value Fund (--/--; 5/98)         --         --        10.61      --        --          3.85
UESI3           Strategic Income Fund (--/--; 3/97)        --         --         0.30      --        --          3.17
             Fidelity VIP                                  --         --
PMDC1           III Mid Cap Portfolio (Service Class)      --       19.37       46.88      --        --         50.91
                (11/99; 12/98)
UCOF3           Contrafund(R)Portfolio (Service Class)      --         --        22.54      --        --         26.04
                (--/--; 1/95)
UHIP3           High Income Portfolio (Service Class)      --         --         6.67     9.40      9.68         4.81
                (--/--; 9/85)
             Franklin Templeton VIP Trust
PSMC1           Franklin Small Cap Fund - Class 2          --       34.13       103.67     --        --         30.11
                (11/99;  10/95)****
PMSS1           Mutual Shares Securities Fund - Class 2    --        3.28       12.13      --        --          9.41
                (11/99; 11/96)****
UDMS3           Templeton Developing Markets Securities    --         --        51.30      --        --         -6.70
                Fund - Class 2 (--/--; 3/96)+
UINT3           Templeton International Securities Fund    --         --        21.63     15.51      --         13.74
                - Class 2
                (--/--; 5/92)
             MFS(R) VIT
UGRS3           Growth Series - Service Class (--/--;      --         --          --       --        --         38.28
                5/99)
PNDS1           New Discovery Series - Service Class       --       30.46       71.25      --        --         38.97
                (11/99; 4/98)
PTRS1           Total Return Series - Service Class        --       -0.40        1.75      --        --         13.91
                (11/99; 1/95)
             Putnam Variable Trust
PGIN1           Putnam VT Growth and Income Fund -         --       -2.32        0.19     18.37     12.76       13.90
                Class IB Shares (11/99; 2/88)++
UINO3           Putnam VT International New                --         --        100.22     --        --         49.77
                Opportunities Fund - Class IB Shares
                (--/--; 4/98)++
UVIS3           Putnam VT Vista Fund - Class IB Shares     --         --        50.72      --        --         29.36
                (--/--; 1/97 )++

* Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
**   (Commencement date of the Subaccount; Commencement date of the Fund)
***  Had not commenced operations as of Dec. 31, 1999.
**** Class 2 shares were issued  Jan.  6, 1999.  Prior to Jan. 6, 1999,  Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
+ Prior to May 1, 2000, the Templeton International Securities Fund was called the Templeton International Fund and the Templeton Developing Markets Securities Fund was called the Templeton Developing Markets Fund. Class 2 shares were issued May 1, 1997. Prior to May 1, 1997, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
++ Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%..


Average Annual Total Return (Without  Purchase Payment Credits) For Nonqualified
Annuities With Withdrawal For Periods Ending Dec. 31, 1999

                                                           Performance since
                                                          Commencement of the     Performance Since Commencement of the
                                                              Subaccount                         Fund**

                                                         1      Since                                       Since
Subaccount   Investing In:                              Year    Commencement   1 Year   5 Years  10 Years   Commencement
----------   -------------                             ------   ------------   ------   -------  --------   ------------
             AXPSM Variable Portfolio -
PCMG1           Cash Management Fund (11/99; 10/81)**      --%     -6.65%      -4.05%     2.70%     3.54%       5.20%
UFIF3           Federal Income Fund (--/--;9/99)           --         --          --       --        --         -7.13
PMGD1           Managed Fund (11/99; 4/86)                 --       -0.66        5.35     16.03     12.06       11.42
PNDM1           New Dimensions Fund(R)(11/99; 5/96)        --        5.94       22.29      --        --         23.64
USPF2           S&P 500 Index Fund (--/--; --/--)**        --         --          --       --        --           --
PSCA1           Small Cap Advantage Fund (11/99; 9/99)     --        0.66         --       --        --          3.71
             AIM V.I.
PCAP1           Capital Appreciation Fund (11/99; 5/93)    --       13.80       34.80     23.46      --         20.58
UDDT3           Dent Demographic Trends Fund (--/--;       --         --          --       --        --         -7.31
                12/99)
PVAL1           Value Fund (11/99; 5/93)                   --        2.17       20.26     25.10      --         21.31
             Alliance VP
UGIP3           Growth & Income Portfolio (Class B)        --         --         1.78     21.73      --         13.95
                (--/--; 1/91)
UPRG3           Premier Growth Portfolio (Class B)         --         --        22.44     33.87      --         24.66
                (--/--; 6/92)
UTEC3           Technology Portfolio (Class B) (--/--;     --         --        65.46      --        --         33.41
                1/96)
             Evergreen VA
UEGL3           Global Leaders Fund (--/--; 3/97)          --         --        15.10       -        --         15.04
UEGI3           Growth and Income Fund (--/--; 3/96)       --         --         9.02      --        --         16.95
UEMS3           Masters Fund (--/--; 1/99)                 --         --          --       --        --         18.05
UEOM3           Omega Fund (--/--; 3/97)                   --         --        37.34      --        --         24.50
UESC3           Small Cap Value Fund (--/--; 5/98)         --         --         2.61      --        --         -0.72
UESI3           Strategic Income Fund (--/--; 3/97)        --         --        -6.92                            0.81
             Fidelity VIP                                  --         --
PMDC1           III Mid Cap Portfolio (Service Class)      --       11.44       38.88      --        --         43.00
                (11/99; 12/98)
UCOF3           Contrafund(R)Portfolio (Service Class)     --         --        14.54      --        --         25.56
                (--/--; 1/95)
UHIP3           High Income Portfolio (Service Class)      --         --        -1.07     8.55      9.68         4.81
                (--/--; 9/85)
             Franklin Templeton VIP Trust
PSMC1           Franklin Small Cap Fund - Class 2          --       26.20       95.67      --        --         29.48
                (11/99; 10/95)****
PMSS1           Mutual Shares Securities Fund - Class 2    --       -4.12        4.13      --        --          7.55
                (11/99; 11/96)****
UDMS3           Templeton Developing Markets Securities    --         --        43.30      --        --         -8.34
                Fund - Class 2 (--/--; 3/96)+
UINT3           Templeton International Securities Fund    --         --        13.63     14.83      --         13.74
                - Class 2
                (--/--; 5/92
             MFS(R) VIT
UGRS3           Growth Series - Service Class (--/--;      --         --          --       --        --         30.28
                5/99)
PNDS1           New Discovery Series - Service Class       --       22.53       63.25      --        --         35.10
                (11/99; 4/98)
PTRS1           Total Return Series - Service Class        --       -7.51       -5.59      --        --         13.18
                (11/99; 1/95)
             Putnam Variable Trust
PGIN1           Putnam VT Growth and Income Fund -         --       -9.27       -7.03     17.75     12.76       13.90
                Class IB Shares (11/99; 2/88)++
UINO3           Putnam VT International New                --         --        92.22      --        --         46.08
                Opportunities Fund - Class IB Shares
                (--/--; 4/98)++
UVIS3           Putnam VT Vista Fund - Class IB Shares     --         --        42.72      --        --         27.95
                (--/--; 1/97)++

* Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in the above total returns.
**   (Commencement date of the Subaccount; Commencement date of the Fund)
***  Had not commenced operations as of Dec. 31, 1999.
**** Class 2 shares were issued  Jan.  6, 1999.  Prior to Jan. 6, 1999,  Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
+ Prior to May 1, 2000, the Templeton International Securities Fund was called the Templeton International Fund and the Templeton Developing Markets Securities Fund was called the Templeton Developing Markets Fund. Class 2 shares were issued May 1, 1997. Prior to May 1, 1997, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
++ Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return (Without  Purchase Payment Credits) For Nonqualified
Annuities  Without  Withdrawal  and Selection of the Maximum  Anniversary  Value
Death Benefit and  Guaranteed  Minimum  Income Benefit Riders For Periods Ending
Dec. 31, 1999

                                                           Performance Since Commencement of the Fund*
                                                                                              Since
Subaccount   Investing In:                               1 Year      5 Years    10 Years   Commencement
----------   -------------                               ------      -------    --------   ------------
             AXPSM Variable Portfolio -
UCMG4           Cash Management Fund (10/81)**            2.96%       3.34%      3.13%          4.79%
UFIF4           Federal Income Fund (9/99)                 --           --         --           -0.25
UMGD4           Managed Fund (4/86)                       12.93       16.27      11.65          11.01
UNDM4           New Dimensions Fund(R)(5/96)              29.87         --         --           24.29
USPF4           S&P 500 Index Fund (--/--)***              --           --         --             --
USCA4           Small Cap Advantage Fund (9/99)            --           --         --           11.90
             AIM V.I.
UCAP4           Capital Appreciation Fund (5/93)          42.32       23.54        --           20.31
UDDT4           Dent Demographic Trends Fund (12/99)       --           --         --           -0.42
UVAL4           Value Fund (5/93)                         27.81       25.15        --           21.04
             Alliance VP
UGIP4           Growth & Income Portfolio (Class B)       9.36        21.85        --           13.53
                (1/91)
UPRG4           Premier Growth Portfolio (Class B)        30.01       33.80        --           24.24
                (6/92)
UTEC4           Technology Portfolio (Class B) (1/96)     72.99         --         --           33.71
             Evergreen VA
UEGL4           Global Leaders Fund (3/97)                22.68         --         --           16.52
UEGI4           Growth and Income Fund (3/96)             16.61         --         --           17.68
UEMS4           Masters Fund (1/99)                        --           --         --           25.63
UEOM4           Omega Fund (3/97)                         44.89         --         --           25.71
UESC4           Small Cap Value Fund (5/98)               10.20         --         --            3.44
UESI4           Strategic Income Fund (3/97)              -0.10         --         --            2.76
             Fidelity VIP
UMDC4           III Mid Cap Portfolio (Service            46.58         --         --           50.60
                Class) (12/98)
UCOF4           Contrafund(R)Portfolio (Service            22.11         --         --           25.61
                Class) (1/95)
UHIP4           High Income Portfolio (Service            6.26         8.99       9.27           4.41
                Class) (9/85)
             Franklin Templeton VIP Trust
USMC4           Franklin Small Cap Fund - Class 2        103.06         --         --           29.69
                (10/95)****
UMSS4           Mutual Shares Securities Fund -           11.69         --         --            8.98
                Class 2 (11/96)****
UDMS4           Templeton Developing Markets              50.85         --         --           -7.10
                Securities Fund - Class 2 (3/96)+
UINT4           Templeton International Securities        21.21       15.09        --           13.33
                Fund - Class 2 (5/92)+
             MFS(R) VIT
UGRS4           Growth Series - Service Class (5/99)       --           --         --           37.89
UNDS4           New Discovery Series - Service Class      67.66         --         --           37.01
                (4/98)
UTRS4           Total Return Series - Service Class       1.33          --         --           13.49
                (1/95)
             Putnam Variable Trust
UGIN4           Putnam VT Growth and Income Fund -        -0.33       17.90      12.33          13.47
                Class IB Shares (2/88)++
UINO4           Putnam VT International New               99.71         --         --           49.32
                Opportunities Fund - Class IB Shares
                (4/98)++
UVIS4           Putnam VT Vista Fund - Class IB           50.27         --         --           28.93
                Shares (1/97)++

* Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
**   (Commencement date of the Fund)
***  Had not commenced operations as of Dec. 31, 1999.
**** Class 2 shares were issued  Jan.  6, 1999.  Prior to Jan. 6, 1999,  Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
+ Prior to May 1, 2000, the Templeton International Securities Fund was called the Templeton International Fund and the Templeton Developing Markets Securities Fund was called the Templeton Developing Markets Fund. Class 2 shares were issued May 1, 1997. Prior to May 1, 1997, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
++ Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return (Without  Purchase Payment Credits) For Nonqualified
Annuities With Withdrawal and Selection of the Maximum  Anniversary  Value Death
Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31,
1999

                                                           Performance Since Commencement of the Fund*
                                                                                               Since
Subaccount   Investing In:                               1 Year      5 Years    10 Years    Commencement
----------   -------------                               ------      -------    --------   -------------
             AXPSM Variable Portfolio -
UCMG4           Cash Management Fund (10/81)**           -4.48%       2.19%      3.13%          4.77%
UFIF4           Federal Income Fund (9/99)                 --           --         --           -7.73
UMGD4           Managed Fund (4/86)                       4.93        15.53      11.65          10.98
UNDM4           New Dimensions Fund(R)(5/96)              21.87         --         --           23.10
USPF4           S&P 500 Index Fund (--/--)***              --           --         --             --
USCA4           Small Cap Advantage Fund (9/99)            --           --         --            3.57
             AIM V.I.
UCAP4           Capital Appreciation Fund (5/93)          34.32       22.94        --           20.10
UDDT4           Dent Demographic Trends Fund (12/99)       --           --         --           -7.88
UVAL4           Value Fund (5/93)                         19.81       24.59        --           20.83
             Alliance VP
UGIP4           Growth & Income Portfolio (Class B)       1.41        21.22        --           13.50
                (1/91)
UPRG4           Premier Growth Portfolio (Class B)        22.01       33.35        --           24.19
                (6/92)
UTEC4           Technology Portfolio (Class B) (1/96)     64.99         --         --           32.86
             Evergreen VA
UEGL4           Global Leaders Fund (3/97)                14.68         --         --           14.49
UEGI4           Growth and Income Fund (3/96)             8.61          --         --           16.42
UEMS4           Masters Fund (1/99)                        --           --         --           17.26
UEOM4           Omega Fund (3/97)                         36.89         --         --           23.92
UESC4           Small Cap Value Fund (5/98)               2.20          --         --           -1.30
UESI4           Strategic Income Fund (3/97)              -7.29         --         --            0.31
             Fidelity VIP
UMDC4           III Mid Cap Portfolio (Service            38.58         --         --           42.25
                Class) (12/98)
UCOF4           Contrafund(R)Portfolio (Service           14.11         --         --           25.05
                Class) (1/95)
UHIP4           High Income Portfolio (Service            -1.44        8.06       9.27           4.39
                Class) (9/85)
             Franklin Templeton VIP Trust
USMC4           Franklin Small Cap Fund - Class 2         95.06         --         --           28.96
                (10/95)****
UMSS4           Mutual Shares Securities Fund -           3.69          --         --            7.00
                Class 2 (11/96)****
UDMS4           Templeton Developing Markets              42.85         --         --           -8.81
                Securities Fund - Class 2 (3/96)+
UINT4           Templeton International Securities        13.21       14.33        --           13.28
                Fund - Class 2 (5/92)+
             MFS(R) VIT
UGRS4           Growth Series - Service Class (5/99)       --           --         --           29.48
UNDS4           New Discovery Series - Service Class      59.66         --         --           32.86
                (4/98)
UTRS4           Total Return Series - Service Class       -5.97         --         --           12.68
                (1/95)
             Putnam Variable Trust
UGIN4           Putnam VT Growth and Income Fund -        -7.50       17.20      12.33          13.44
                Class IB Shares (2/88)++
UINO4           Putnam VT International New               91.71         --         --           45.35
                Opportunities Fund - Class IB Shares
                (4/98)++
UVIS4           Putnam VT Vista Fund - Class IB           42.27         --         --           27.38
                Shares (1/97)++

* Current applicable charges deducted from fund performance include a $40 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in the above total returns.
**   (Commencement date of the Fund)
***  Had not commenced operations as of Dec. 31, 1999.
**** Class 2 shares were issued  Jan.  6, 1999.  Prior to Jan. 6, 1999,  Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
+ Prior to May 1, 2000, the Templeton International Securities Fund was called the Templeton International Fund and the Templeton Developing Markets Securities Fund was called the Templeton Developing Markets Fund. Class 2 shares were issued May 1, 1997. Prior to May 1, 1997, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains.
++ Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                                 ERV - P
                                                --------
                                                    P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
     (b) less, a pro rata share of the subaccount expenses accrued over the period;
     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
     (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
o    any declared dividends;
o    the value of any shares  purchased  with  dividends paid during the period;
     and
o    any dividends declared for such shares.

It does not include:
o  the  effect  of  any  applicable  withdrawal  charge;  or
o  any  realized  or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1

Annualized Yield Based on the Seven Day Period Ended Dec. 31, 1999

Subaccount        Investing In               Simple Yield    Compound Yield
PCMG1         AXPSM Variable Portfolio -        4.62%          4.73%
              Cash Management Fund

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                    ----
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o    determine the dollar value of your contract on the valuation date; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date; by
o the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administration charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency                  Rating
-----------------------      -----------------------
      A.M. Best                 A+ (Superior)

    Duff & Phelps                    AAA

       Moody's                 Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any withdrawal charges or paid any commissions.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Enterprise Variable Annuity Account - American Express New Solutions Variable Annuity (SM)

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts PCMG1, PMGD1, PNDM1, PSCA1, PCAP1, PVAL1, PMDC1, PSMC1, PMSS1, PNDS1, PTRS1 and PGIN1) as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account (as described above) at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young
Ernst & Young LLP
Minneapolis, Minnesota
March 17, 2000


American  Enterprise  Variable Annuity Account -- American Express New Solutions
Variable Annuity (SM)

Statements of Net Assets
December 31, 1999

                                                                Segregated Asset Subaccounts
Assets                                     PCMG1        PMGD1       PNDM1        PSCA1       PCAP1        PVAL1
Investments in shares of mutual funds and
portfolios:
  at cost                                  $ 261        $ 273       $ 262        $ 261       $ 266        $ 264
                                           -----        -----       -----        -----       -----        -----
  at market value                          $ 261        $ 279       $ 296        $ 282       $ 317        $ 287
Dividends receivable                           1           --          --           --          --           --
                                               -           --         ---          ---         ---          ---
Total assets                                 262          279         296          282         317          287
                                             ===          ===         ===          ===         ===          ===

Net assets applicable to contracts in
accumulation period                        $ 262        $ 279       $ 296        $ 282       $ 317        $ 287
                                           =====        =====       =====        =====       =====        =====
Accumulation units outstanding               260          259         257          254         251          258
                                             ===          ===         ===          ===         ===          ===
Net asset value per accumulation unit      $1.01        $1.08       $1.15        $1.11       $1.26        $1.11
                                           =====        =====       =====        =====       =====        =====

                                                                                                                  Combined
                                                                                                                  Variable
Assets                                     PMDC1        PSMC1       PMSS1        PNDS1       PTRS1        PGIN1    Account
Investments in shares of mutual funds and
portfolios:
  at cost                                  $ 196        $ 260       $ 260        $ 265       $ 260        $ 260    $ 3,088
                                           -----        -----       -----        -----       -----        -----    -------
  at market value                          $ 233        $ 349       $ 269        $ 339       $ 259        $ 254    $ 3,425
Dividends receivable                          --           --          --           --          --           --          1
                                             ---         ----        ----         ----        ----         ----      -----
Total assets                                 233          349         269          339         259          254      3,426
                                             ===          ===         ===          ===         ===          ===      =====

Net assets applicable to contracts in
accumulation period                        $ 233        $ 349       $ 269        $ 339       $ 259        $ 254    $ 3,426
                                           =====        =====       =====        =====       =====        =====    =======
Accumulation units outstanding               188          243         260          238         259          262
                                             ===          ===         ===          ===         ===          ===
Net asset value per accumulation unit      $1.24        $1.43       $1.03        $1.43       $1.00        $0.97
                                           =====        =====       =====        =====       =====        =====

See accompanying notes to financial statements.

American  Enterprise  Variable Annuity Account -- American Express New Solutions
Variable Annuity (SM)

Statements of Operations
Period ended December 31, 1999

                                                                Segregated Asset Subaccounts
Investment income                          PCMG11       PMGD11      PNDM11      PSCA11       PCAP12      PVAL12
Dividend income from mutual funds and
portfolios                                  $ 2         $ 13         $ 2         $ 2          $ 7         $ 5
Mortality and expense risk fee                1            1           1           1            1           1
                                              -            -           -           -            -           -
Investment income (loss) - net                1           12           1           1            6           4
                                              =           ==           =           =            =           =

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                        --           --          --          --           --          --
  Cost of investments sold                   --           --          --          --           --          --
                                            ---          ---         ---         ---          ---         ---
Net realized gain (loss) on investments      --           --          --          --           --          --
Net change in unrealized appreciation or
depreciation of investments                  --            6          34          21           51          23
                                            ---            -          --          --           --          --
Net gain (loss) on investments               --            6          34          21           51          23
                                            ---            -          --          --           --          --
Net increase (decrease) in net assets
resulting from operations                   $ 1          $18        $ 35        $ 22         $ 57        $ 27
                                            ===          ===        ====        ====         ====        ====

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.

                                                                                                                  Combined
                                                                                                                  Variable
Investment income                           PMDC1       PSMC1        PMSS1       PNDS1       PTRS1        PGIN1    Account
Dividend income from mutual funds and
portfolios                                  $ 1          $--         $--         $ 6          $--         $--        $ 38
Mortality and expense risk fee               --           --          --           1           --          --           7
                                            ---          ---         ---           -          ---         ---           -
Investment income (loss) - net                1           --          --           5           --          --          31
                                              =          ===         ===          ==          ===         ===         ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                        --           --          --          --           --          --          --
  Cost of investments sold                   --           --          --          --           --          --          --
                                            ---          ---         ---         ---          ---         ---         ---
Net realized gain (loss) on investments      --           --          --          --           --          --          --
Net change in unrealized appreciation or
depreciation of investments                  37           89           9          74           (1)         (6)        337
                                             --           --           -          --           --          --         ---
Net gain (loss) on investments               37           89           9          74           (1)         (6)        337
                                             --           --           -          --           --          --         ---
Net increase (decrease) in net assets
resulting from operations                  $ 38         $ 89         $ 9        $ 79         $ (1)       $ (6)      $ 368
                                           ====         ====         ===        ====         ====        ====       =====

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account -- American Express New Solutions Variable AnnuitySM

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                               Segregated Asset Subaccounts
Operations                                 PCMG11       PMGD11      PNDM11      PSCA11       PCAP12      PVAL12
Investment income (loss) - net              $ 1         $ 12         $ 1         $ 1          $ 6         $ 4
Net change in unrealized appreciation or
depreciation of investments                  --            6          34          21           51          23
                                            ---            -          --          --           --          --
Net increase (decrease) in net assets
resulting from operations                     1           18          35          22           57          27
                                              =           ==          ==          ==           ==          ==

Contract transactions
Contract purchase payments                  261          261         261         260          260         260
                                            ---          ---         ---         ---          ---         ---
Net assets at beginning of year              --           --          --          --           --          --
                                            ---          ---         ---         ---          ---         ---
Net assets at end of year                 $ 262        $ 279       $ 296       $ 282        $ 317       $ 287
                                          =====        =====       =====       =====        =====       =====

Accumulation unit activity
Units outstanding at beginning of year       --           --          --          --           --          --
Contract purchase payments                  260          259         257         254          251         258
                                            ---          ---         ---         ---          ---         ---
Units outstanding at end of year            260          259         257         254          251         258
                                            ===          ===         ===         ===          ===         ===

1For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.

                                                                                                                  Combined
                                                                                                                  Variable
Operations                                  PMDC1       PSMC1        PMSS1       PNDS1       PTRS1        PGIN1   Accounts
Investment income (loss) - net              $ 1          $--         $--         $ 5          $--         $--       $ 31
Net change in unrealized appreciation or
deprciation of investments                   37           89           9          74           (1)         (6)       337
                                             --           --           -          --           --          --        ---
Net increase (decrease) in net assets
resulting from operations                    38           89           9          79           (1)         (6)       368
                                             ==           ==           =          ==           ==          ==        ===

Contract transactions
Contract purchase payments                  195          260         260         260          260         260      3,058
                                            ---          ---         ---         ---          ---         ---      -----
Net assets at beginning of year              --           --          --          --           --          --         --
                                            ---          ---         ---         ---          ---         ---      -----
Net assets at end of year                 $ 233        $ 349       $ 269       $ 339        $ 259       $ 254    $ 3,426
                                          =====        =====       =====       =====        =====       =====    =======

Accumulation unit activity
Units outstanding at beginning of year       --           --          --          --           --          --
Contract purchase payments                  188          243         260         238          259         262
                                            ---          ---         ---         ---          ---         ---
Units outstanding at end of year            188          243         260         238          259         262
                                            ===          ===         ===         ===          ===         ===

1For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

American  Enterprise  Variable  Annuity Account - American Express New Solutions
Variable Annuity (SM)

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount               Invests exclusively in shares of                          Investment Manager
PCMG1                    AXPSM Variable Portfolio-- Cash Management Fund           IDS Life Insurance Company 1
PMGD1                    AXPSM Variable Portfolio-- Managed Fund                   IDS Life Insurance Company 1
PNDM1                    AXPSM Variable Portfolio-- New Dimensions Fund(R)         IDS Life Insurance Company 1
PSCA1                    AXPSM Variable Portfolio-- Small Cap Advantage Fund       IDS Life Insurance Company 2
PCAP1                    AIM V.I. Capital Appreciation Fund                        A I M Advisors, Inc.
PVAL1                    AIM V.I. Value Fund                                       A I M Advisors, Inc.
PMDC1                    Fidelity VIP Mid Cap Portfolio - Service Class            FMR 3
PSMC1                    FTVIPT Franklin Small Cap Fund - Class 2                  Franklin Advisers, Inc.
PMSS1                    FTVIPT Mutual Shares Securities Fund - Class 2            Franklin Mutual Advisers, LLC
PNDS1                    MFS(R)New Discovery Series                                MFS Investment Management(R)
PTRS1                    MFS(R)Total Return Series                                 MFS Investment Management(R)
PGIN1                    Putnam VT Growth and Income Fund - Class IB  Shares       Putnam Investment Management, Inc.

1 American Express Financial  Corporation  (AEFC) is the investment  advisor.
2 AEFC  is  the  investment  advisor. Kenwood Capital  Management  LLC  is  the sub-investment advisor.
3 FMR U.K. and FMR Far East are the sub-investment advisors.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 0.85% or 1.10% of the average daily net assets of the subaccounts, depending on whether the contract is qualified or non-qualified.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $40 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $40 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount              Investment                                                        Shares          NAV
PCMG1                   AXPSM Variable Portfolio-- Cash Management Fund                      261         1.00
PMGD1                   AXPSM Variable Portfolio-- Managed Fund                               14        19.82
PNDM1                   AXPSM Variable Portfolio-- New Dimensions Fund(R)                     13        22.86
PSCA1                   AXPSM Variable Portfolio-- Small Cap Advantage Fund                   25        11.13
PCAP1                   AIM V.I. Capital Appreciation Fund                                     9        35.58
PVAL1                   AIM V.I. Value Fund                                                    9        33.50
PMDC1                   Fidelity VIP Mid Cap Portfolio - Service Class                        15        15.24
PSMC1                   FTVIPT Franklin Small Cap Fund - Class 2                              13        26.79
PMSS1                   FTVIPT Mutual Shares Securities Fund - Class 2                        20        13.25
PNDS1                   MFS(R)New Discovery Series                                            20        17.27
PTRS1                   MFS(R)Total Return Series                                             15        17.75
PGIN1                   Putnam VT Growth and Income Fund - Class IB  Shares                    9        26.75


8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:


Year ended Dec. 31,
Subaccount               Investment                                                         1999
PCMG11                   AXPSM Variable Portfolio-- Cash Management Fund                    $261
PMGD11                   AXPSM Variable Portfolio-- Managed Fund                             273
PNDM11                   AXPSM Variable Portfolio-- New Dimensions Fund(R)                   262
PSCA11                   AXPSM Variable Portfolio-- Small Cap Advantage Fund                 261
PCAP12                   AIM V.I. Capital Appreciation Fund                                  266
PVAL12                   AIM V.I. Value Fund                                                 264
PMDC12                   Fidelity VIP Mid Cap Portfolio - Service Class                      196
PSMC12                   FTVIPT Franklin Small Cap Fund - Class 2                            260
PMSS12                   FTVIPT Mutual Shares Securities Fund - Class 2                      260
PNDS12                   MFS(R)New Discovery Series                                          265
PTRS12                   MFS(R)Total Return Series                                           260
PGIN12                   Putnam VT Growth and Income Fund - Class IB  Shares                 260
                         Combined Variable Account                                        $3,088

1 Operations commenced on Nov. 10, 1999.
2 Operations commenced on Nov. 9, 1999.

9. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the Account. All of the major systems used by the American Enterprise Life and the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life's and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Enterprise Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Enterprise Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Enterprise Life's and the Account's business, results of operations, or financial condition as a result of the Year 2000 issue.